Interim Condensed Consolidated Balance Sheets (Unaudited) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)		Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Current assets:
Cash and cash equivalents	$ 11,660		$ 15,090	$ 9,931
Accounts receivable, net	7,767		10,051	7,411
Prepaid expenses and other current assets, net	454		587	837
Inventory	4,756		6,155	9,202
Total current assets	24,637		31,883	27,381
Financial instruments	590		764	764
Property, plant and equipment, net	3,214		4,159	3,735
Right-of-use assets, net	709		917	983
Other current assets, net	29		37	47
Deferred tax assets, net	57		74	74
Total non-current assets	4,599		5,951	5,603
TOTAL ASSETS	29,236		37,834	32,984
Current liabilities:
Bank loans - current	873		1,130	1,152
Lease payable - current	76		98	191
Accounts payable, accruals, and other current liabilities	3,322		4,299	2,673
Warranty liabilities	17		22	22
Income taxes payable	566		732	205
Contract liabilities	8,293		10,732	5,815
Total current liabilities	13,147		17,013	10,058
Bank loans – non-current	1,725		2,232	2,870
Lease payable - non-current	41		53	217
Deferred tax liabilities	52		67	67
Total non-current liabilities	1,818		2,352	3,154
TOTAL LIABILITIES	14,965		19,365	13,212
Commitments and contingencies
Ordinary Shares US$ 0.003 par value per share, comprised of: - 23,333,333 Class A Ordinary Shares authorized and 1,806,666 Class A Ordinary Shares issued and outstanding as of December 31, 2025 and June 30, 2026* - 5,000,000 Class B Ordinary Shares authorized and 3,500,000 Class B Ordinary Shares issued and outstanding as of December 31, 2025 and June 30, 2026* - 5,000,000 shares authorized (not designated) and zero shares outstanding as of December 31, 2025 and June 30, 2026*	16	[1]	21	21
Additional paid-in capital	9,677		12,522	15,508
Treasury shares (53,946 and 64,447 acquired as of December 31, 2025 and June 30, 2026)	(71)		(92)	(75)
Retained earnings	4,708		6,094	4,394
Accumulated other comprehensive loss	(59)		(76)	(76)
Total shareholders’ equity	14,271		18,469	19,772
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 29,236		$ 37,834	$ 32,984

[1]	Giving retroactive effect to the re-designation and re-classification of shares effected which are detailed in Note 13 to the unaudited interim condensed consolidated financial statements